CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 47,400	$ 70,313
Trade receivables (net of allowance for doubtful accounts of $ 293 and $ 215 at December 31, 2013 and 2014, respectively)	28,540	23,669
Other receivables and prepaid expenses	3,962	4,126
Deferred tax assets	2,319	2,420
Total current assets	82,221	100,528
LONG-TERM ASSETS:
Marketable securities	33,098	0
Other long-term assets	3,248	2,957
Severance pay fund	10,735	11,228
Capitalized software development costs, net	18,680	19,704
Other intangible assets, net	8,380	10,310
Goodwill	67,698	72,438
Property and equipment, net	4,763	5,263
Total long-term assets	146,602	121,900
Total assets	228,823	222,428
CURRENT LIABILITIES:
Trade payables	2,952	6,517
Employees and payroll accruals	14,619	13,577
Accrued expenses and other liabilities	10,540	6,990
Deferred revenues and customer advances	9,272	9,928
Total current liabilities	37,383	37,012
LONG-TERM LIABILITIES:
Other long-term liabilities	3,105	2,393
Accrued severance pay	11,980	12,615
Total long-term liabilities	15,085	15,008
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	159	0
Share capital:
Common shares of € 0.01 par value: Authorized: 54,000,000 shares at December 31, 2013 and 2014; Issued: 48,343,278 and 50,007,607 shares at December 31, 2013 and 2014, respectively; Outstanding: 46,014,982 and 47,679,311 shares at December 31, 2013 and 2014, respectively	667	645
Additional paid-in capital	247,174	244,560
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2013 and 2014, respectively	(9,423)	(9,423)
Accumulated other comprehensive income (loss)	(10,281)	1,082
Accumulated deficit	(52,630)	(67,093)
Total Sapiens International Corporation N.V. shareholders' equity	175,507	169,771
Non-controlling interests	689	637
Total equity	176,196	170,408
Total liabilities and equity	$ 228,823	$ 222,428